DBX ETF Trust | 1
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.7%
Australia — 8.7%
AGL Energy Ltd.
26,167 170,924
ALS Ltd.
3,642 37,665
AMP Ltd.
5,941 4,779
Ampol Ltd.
576 9,464
Ansell Ltd.
1,375 27,918
ANZ Group Holdings Ltd.
1,479 27,641
APA Group (a)
5,876 31,349
Aristocrat Leisure Ltd.
3,064 123,043
ASX Ltd.
941 43,178
Atlas Arteria Ltd. (a)
6,519 22,277
Aurizon Holdings Ltd.
24,240 46,019
Bank of Queensland Ltd.
2,603 13,083
Bendigo & Adelaide Bank Ltd.
738 5,690
BHP Group Ltd.
1,199 29,514
BlueScope Steel Ltd.
9,684 141,781
Brambles Ltd.
19,413 289,718
CAR Group Ltd.
1,542 35,288
Cleanaway Waste Management
Ltd.
22,370 40,453
Cochlear Ltd.
132 23,064
Coles Group Ltd.
18,082 251,352
Commonwealth Bank of
Australia
67 7,587
Computershare Ltd.
7,981 206,577
CSL Ltd.
142 22,571
Deterra Royalties Ltd.
4,167 10,190
Downer EDI Ltd.
17,985 70,371
Dyno Nobel Ltd.
6,358 10,966
EBOS Group Ltd.
3,306 73,131
Endeavour Group Ltd.
16,784 43,961
Evolution Mining Ltd.
5,209 29,667
Fortescue Ltd.
1,744 17,273
Goodman Group REIT
202 4,280
GPT Group REIT
327 1,010
Harvey Norman Holdings Ltd.
8,458 28,522
Insurance Australia Group Ltd.
33,177 184,473
JB Hi-Fi Ltd.
2,850 197,736
Lendlease Corp. Ltd. (a)
558 2,097
Lottery Corp. Ltd.
20,991 68,895
Macquarie Group Ltd.
137 18,886
Magellan Financial Group Ltd.
429 2,311
Medibank Pvt Ltd.
54,084 166,023
Metcash Ltd.
8,494 18,476
National Australia Bank Ltd.
248 6,065
Netwealth Group Ltd.
337 6,949
New Hope Corp. Ltd.
2,935 7,026
Northern Star Resources Ltd.
3,251 43,894
Orica Ltd.
2,393 28,937
Origin Energy Ltd.
13,760 95,814
Pro Medicus Ltd.
71 12,886
Number
of Shares Value $
Qantas Airways Ltd.
18,629 127,200
QBE Insurance Group Ltd.
15,269 227,579
Qube Holdings Ltd.
32,917 89,819
Ramsay Health Care Ltd.
436 10,747
REA Group Ltd.
194 29,927
Reece Ltd.
387 3,900
Region RE Ltd. REIT
1,444 2,202
Rio Tinto Ltd.
2,718 197,061
Santos Ltd.
10,650 45,167
Scentre Group REIT
33,301 78,651
SEEK Ltd.
675 10,560
SGH Ltd.
1,481 48,370
Sims Ltd.
620 6,041
Sonic Healthcare Ltd.
3,200 54,923
South32 Ltd.
16,728 32,834
Steadfast Group Ltd.
11,616 43,059
Stockland REIT
6,934 24,365
Suncorp Group Ltd.
6,219 82,566
Technology One Ltd.
3,582 94,651
Telstra Group Ltd.
18,088 55,642
TPG Telecom Ltd.
2,759 9,144
Transurban Group (a)
5,579 50,911
Treasury Wine Estates Ltd.
906 4,921
Vicinity Ltd. REIT
29,960 47,431
Washington H Soul Pattinson &
Co. Ltd.
1,928 45,821
Wesfarmers Ltd.
1,915 102,314
Westpac Banking Corp.
641 13,432
Woodside Energy Group Ltd.
1,890 27,063
Woolworths Group Ltd.
6,142 125,893
Worley Ltd.
1,729 14,487
(Cost $3,787,002)
4,467,455
Austria — 0.4%
ANDRITZ AG
865 59,754
Erste Group Bank AG
332 26,704
OMV AG
686 36,681
Raiffeisen Bank International AG
145 4,425
Telekom Austria AG
3,815 42,270
Verbund AG
535 41,756
(Cost $167,065)
211,590
Belgium — 1.1%
Ackermans & van Haaren NV
529 134,523
Ageas SA/NV
846 55,176
Anheuser-Busch InBev SA/NV
150 10,565
D'ieteren Group
198 40,663
Groupe Bruxelles Lambert NV
2,162 176,595
KBC Group NV
118 11,649
Lotus Bakeries NV
3 31,026
Syensqo SA
98 7,510
UCB SA
305 55,365

2 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Warehouses De Pauw CVA REIT
1,195 29,113
(Cost $475,321)
552,185
Bermuda — 0.1%
Hiscox Ltd.
(Cost $35,763)
2,356 40,064
Canada — 4.6%
Agnico Eagle Mines Ltd.
370 43,532
Alimentation Couche-Tard, Inc.
327 16,921
Bank of Montreal
13 1,393
Bank of Nova Scotia
339 18,104
Barrick Mining Corp.
2,899 55,494
BCE, Inc.
442 9,612
Brookfield Corp.
25 1,441
Canadian Imperial Bank of
Commerce
272 18,483
Canadian National Railway Co.
290 30,427
Canadian Natural Resources Ltd.
403 12,213
Canadian Pacific Kansas City
Ltd.
279 22,745
CGI, Inc.
670 71,890
Constellation Software, Inc.
10 36,189
Dollarama, Inc.
1,345 172,655
Enbridge, Inc.
351 16,305
Fairfax Financial Holdings Ltd.
216 366,833
Fortis, Inc.
2,841 138,542
Franco-Nevada Corp.
277 46,572
George Weston Ltd.
667 134,035
Great-West Lifeco, Inc.
171 6,478
Hydro One Ltd., 144A
1,850 67,988
Imperial Oil Ltd.
286 20,381
Intact Financial Corp.
576 130,432
Loblaw Cos. Ltd.
497 83,691
Magna International, Inc.
953 34,531
Manulife Financial Corp.
1,185 37,663
Metro, Inc.
3,185 247,953
National Bank of Canada
76 7,466
Nutrien Ltd.
101 5,956
Pembina Pipeline Corp.
409 15,299
Power Corp. of Canada
1,048 40,481
Restaurant Brands International,
Inc.
409 29,146
Royal Bank of Canada
99 12,524
South Bow Corp.
2,026 52,413
Sun Life Financial, Inc.
627 40,312
Suncor Energy, Inc.
1,726 61,247
TC Energy Corp.
1,174 59,377
TELUS Corp.
2,613 42,722
Thomson Reuters Corp.
91 18,046
Toronto-Dominion Bank
96 6,617
Tourmaline Oil Corp.
638 28,713
Waste Connections, Inc.
255 50,123
Number
of Shares Value $
Wheaton Precious Metals Corp.
530 45,836
(Cost $1,782,249)
2,358,781
Chile — 0.0%
Antofagasta PLC
(Cost $4,274)
301 7,187
China — 0.0%
Lenovo Group Ltd.
18,696 21,554
Shenzhou International Group
Holdings Ltd.
636 4,635
(Cost $18,763)
26,189
Denmark — 0.8%
A.P. Moller — Maersk A/S, Class
A
13 23,227
A.P. Moller — Maersk A/S, Class
B
15 27,131
Carlsberg AS, Class B
494 70,611
Coloplast A/S, Class B
135 13,059
Danske Bank A/S
139 5,312
Demant A/S *
110 4,302
DSV A/S
186 43,820
Genmab A/S *
112 23,514
H Lundbeck A/S
2,149 11,885
H Lundbeck A/S, Class A
577 2,652
Novonesis (Novozymes) B, Class
B
81 5,693
Pandora A/S
317 57,724
ROCKWOOL A/S, Class B
883 41,840
Tryg A/S
2,162 55,541
(Cost $331,187)
386,311
Finland — 2.2%
Elisa OYJ
2,216 116,729
Fortum OYJ
3,228 55,702
Kesko OYJ, Class B
5,231 126,490
Kone OYJ, Class B
2,622 163,238
Metso Corp.
1,111 13,407
Nokia OYJ
23,359 121,348
Nordea Bank Abp
2,696 39,069
Orion OYJ, Class B
2,399 162,727
Sampo OYJ, Class A
7,293 77,793
Stora Enso OYJ, Class R
1,322 13,366
UPM-Kymmene OYJ
2,135 59,116
Valmet OYJ
2,433 79,354
Wartsila OYJ Abp
4,194 83,941
(Cost $1,046,214)
1,112,280
France — 4.4%
Accor SA
674 35,771
Aeroports de Paris SA
36 4,827
Air Liquide SA
123 25,470
Airbus SE
24 4,416
Alstom SA *
247 5,581
Amundi SA, 144A
411 33,524

DBX ETF Trust | 3
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Arkema SA
309 22,065
AXA SA
395 18,614
Ayvens SA, 144A
573 5,828
BioMerieux
197 26,412
BNP Paribas SA
53 4,641
Bollore SE
685 4,355
Bouygues SA
1,977 86,162
Bureau Veritas SA
3,185 108,762
Canal+ SA *
7,296 20,554
Capgemini SE
107 17,765
Carrefour SA
3,735 55,822
Cie de Saint-Gobain SA
713 80,004
Cie Generale des Etablissements
Michelin SCA
4,129 157,873
Credit Agricole SA
422 7,716
Danone SA
1,055 90,114
Dassault Aviation SA
133 48,135
Dassault Systemes SE
284 10,640
Edenred SE
300 9,366
Eiffage SA
791 108,746
Engie SA
6,143 132,398
EssilorLuxottica SA
51 14,168
Eurazeo SE
1,432 100,061
FDJ UNITED, 144A
975 35,796
Gecina SA REIT
98 10,781
Getlink SE *
1,378 26,360
Havas NV *
9,209 16,116
Ipsen SA *
286 33,669
Legrand SA
493 59,858
Orange SA
13,993 208,657
Pernod Ricard SA
61 6,303
Publicis Groupe SA
669 72,819
Renault SA
237 12,210
Rexel SA
1,152 32,342
Safran SA
65 19,289
Sanofi SA
315 31,297
Schneider Electric SE
95 23,872
SEB SA
75 7,442
Societe Generale SA
141 7,659
Sodexo SA
798 55,126
Teleperformance SE
639 64,592
Thales SA
185 56,160
TotalEnergies SE
394 23,107
Veolia Environnement SA
3,327 114,367
Vinci SA
444 63,435
Vivendi SE *
3,329 11,221
Wendel SE
163 15,849
(Cost $1,955,130)
2,248,117
Germany — 3.8%
adidas AG
119 29,653
Allianz SE
36 14,251
Number
of Shares Value $
BASF SE
1,233 59,350
Bayer AG
349 9,800
Bayerische Motoren Werke AG
237 21,013
Bechtle AG
197 8,583
Beiersdorf AG
203 27,805
Brenntag SE
927 62,764
Commerzbank AG
273 8,303
Continental AG
666 58,445
Covestro AG *
243 16,690
CTS Eventim AG & Co. KGaA
262 31,736
Daimler Truck Holding AG
415 18,002
Deutsche Bank AG (b)
284 7,854
Deutsche Boerse AG
39 12,552
Deutsche Lufthansa AG
2,209 17,670
Deutsche Post AG
1,761 78,708
Deutsche Telekom AG
1,311 49,531
DWS Group GmbH & Co. KGaA,
144A (b)
124 6,957
E.ON SE
5,995 105,014
Evonik Industries AG
1,975 42,735
Fielmann Group AG
194 12,333
Fraport AG Frankfurt Airport
Services Worldwide *
92 6,381
Fresenius Medical Care AG
1,684 95,626
Fresenius SE & Co. KGaA
1,689 82,795
FUCHS SE
826 31,414
GEA Group AG
3,048 203,808
Hannover Rueck SE
101 31,921
Heidelberg Materials AG
931 182,266
Henkel AG & Co. KGaA
480 35,202
HOCHTIEF AG
245 45,058
Infineon Technologies AG
425 16,537
Knorr-Bremse AG
420 42,436
Mercedes-Benz Group AG
413 24,657
Merck KGaA
223 29,240
MTU Aero Engines AG
146 58,094
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
33 21,407
Nemetschek SE
131 18,188
Puma SE
254 6,574
Rational AG
14 11,499
Rheinmetall AG
3 6,420
RWE AG
2,757 103,693
SAP SE
17 5,132
Scout24 SE, 144A
809 110,118
Siemens AG
58 13,946
Siemens Energy AG *
74 7,183
Siemens Healthineers AG, 144A
95 5,024
Symrise AG
282 33,631
Talanx AG
103 13,365
Traton SE
202 7,136

4 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Zalando SE, 144A *
227 8,105
(Cost $1,554,666)
1,956,605
Hong Kong — 2.6%
AIA Group Ltd.
1,322 11,068
Bank of East Asia Ltd.
17,274 24,320
BOC Hong Kong Holdings Ltd.
10,984 46,365
Cathay Pacific Airways Ltd.
38,719 52,142
CK Asset Holdings Ltd.
10,508 43,551
CK Hutchison Holdings Ltd.
24,147 135,954
CK Infrastructure Holdings Ltd.
3,154 20,412
CLP Holdings Ltd.
10,308 87,482
CTF Services Ltd.
5,481 5,082
Dah Sing Banking Group Ltd.
12,115 13,750
DFI Retail Group Holdings Ltd.
4,826 13,320
First Pacific Co. Ltd.
36,430 25,041
Galaxy Entertainment Group Ltd.
1,112 4,736
Hang Lung Group Ltd.
18,990 27,269
Hang Seng Bank Ltd.
1,717 24,042
Henderson Land Development
Co. Ltd.
3,395 10,629
Hong Kong & China Gas Co. Ltd.
67,433 59,336
Hong Kong Exchanges &
Clearing Ltd.
306 15,445
Hutchison Port Holdings Trust,
Class U
222,300 35,346
Jardine Matheson Holdings Ltd.
3,114 138,573
Johnson Electric Holdings Ltd.
6,272 16,797
Kerry Properties Ltd.
10,884 26,150
Link REIT
636 3,378
MTR Corp. Ltd.
8,920 31,168
PCCW Ltd.
57,649 38,376
Power Assets Holdings Ltd.
14,244 90,188
Prudential PLC
904 10,299
Shangri-La Asia Ltd.
8,869 4,965
Sino Land Co. Ltd.
13,621 13,757
SITC International Holdings Co.
Ltd.
1,938 6,191
Sun Hung Kai Properties Ltd.
2,389 25,668
Swire Pacific Ltd., Class A
3,431 29,250
Swire Pacific Ltd., Class B
11,389 15,308
Techtronic Industries Co. Ltd.
1,615 18,093
VTech Holdings Ltd.
7,022 46,744
WH Group Ltd., 144A
146,538 135,297
Xinyi Glass Holdings Ltd.
749 714
Yue Yuen Industrial Holdings
Ltd.
13,420 20,229
(Cost $1,239,249)
1,326,435
Ireland — 0.5%
AIB Group PLC
1,002 7,871
Bank of Ireland Group PLC
431 5,911
DCC PLC
578 36,136
Experian PLC
1,211 60,310
Number
of Shares Value $
Glanbia PLC
533 7,745
James Hardie Industries PLC
CDI *
619 14,118
Kerry Group PLC, Class A
1,099 120,023
Kingspan Group PLC
101 8,657
(Cost $238,587)
260,771
Israel — 3.3%
Airport City Ltd. *
245 3,835
Amot Investments Ltd.
5,366 29,871
Azrieli Group Ltd.
280 21,371
Bank Hapoalim BM
13,130 219,719
Bank Leumi Le-Israel BM
18,178 292,571
Bezeq The Israeli
Telecommunication Corp. Ltd.
89,573 139,661
Big Shopping Centers Ltd. *
149 24,002
Elbit Systems Ltd.
179 71,668
Energix-Renewable Energies Ltd.
850 2,700
Enlight Renewable Energy Ltd. *
749 14,624
First International Bank Of Israel
Ltd.
907 56,959
Gav-Yam Lands Corp. Ltd.
611 5,532
Harel Insurance Investments &
Financial Services Ltd.
1,598 32,422
ICL Group Ltd.
17,539 115,377
Israel Corp. Ltd.
69 21,528
Israel Discount Bank Ltd., Class
A
17,285 146,860
Melisron Ltd.
388 36,207
Menora Mivtachim Holdings Ltd.
140 8,163
Mivne Real Estate KD Ltd.
3,448 10,523
Mizrahi Tefahot Bank Ltd.
2,482 141,903
Nice Ltd. *
30 5,048
Nova Ltd. *
122 25,602
Phoenix Financial Ltd.
3,244 78,170
Shapir Engineering and Industry
Ltd.
1,626 12,540
Shufersal Ltd.
8,733 87,426
Strauss Group Ltd.
1,628 39,692
Teva Pharmaceutical Industries
Ltd. *
522 9,219
Tower Semiconductor Ltd. *
1,229 50,534
(Cost $1,359,977)
1,703,727
Italy — 2.1%
A2A SpA
14,626 37,924
Amplifon SpA
299 6,867
Banca Mediolanum SpA
1,288 21,392
Banco BPM SpA
2,292 26,306
BPER Banca SPA
1,064 9,436
Brunello Cucinelli SpA
101 12,435
Buzzi SpA
1,059 54,365
DiaSorin SpA
91 9,438
Enel SpA
7,214 66,214
Eni SpA
3,285 48,376

DBX ETF Trust | 5
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Ferrari NV
69 33,009
FinecoBank Banca Fineco SpA
2,032 43,876
Generali
622 22,631
Hera SpA
14,517 72,052
Infrastrutture Wireless Italiane
SpA, 144A
1,646 19,303
Interpump Group SpA
261 10,175
Intesa Sanpaolo SpA
2,970 16,555
Italgas SpA
13,721 112,620
Leonardo SpA
910 56,014
Mediobanca Banca di Credito
Finanziario SpA
242 5,747
Moncler SpA
604 37,754
Pirelli & C SpA, 144A
5,080 36,333
Poste Italiane SpA, 144A
841 18,245
PRADA SpA
726 4,750
Prysmian SpA
659 42,344
Recordati Industria Chimica e
Farmaceutica SpA
569 34,107
Reply SpA
230 38,774
Snam SpA
5,478 32,749
Telecom Italia SpA *
20,006 8,549
Telecom Italia SpA-RSP *
20,183 9,470
Terna - Rete Elettrica Nazionale
6,130 62,340
UniCredit SpA
156 10,017
Unipol Assicurazioni SpA
2,242 43,854
(Cost $811,797)
1,064,021
Japan — 29.2%
ABC-Mart, Inc.
1,289 25,102
Acom Co. Ltd.
2,200 6,312
Activia Properties, Inc. REIT
6 4,786
Advance Residence Investment
Corp. REIT
12 12,316
Aeon Co. Ltd.
1,049 32,242
Aeon Mall Co. Ltd.
500 9,957
AEON REIT Investment Corp.
REIT
9 7,803
AGC, Inc.
654 19,408
Aica Kogyo Co. Ltd.
1,414 35,670
Air Water, Inc.
1,200 16,791
Aisin Corp.
5,079 64,871
Ajinomoto Co., Inc.
1,200 30,038
Alfresa Holdings Corp.
4,300 57,872
Alps Alpine Co. Ltd.
2,300 22,100
Amada Co. Ltd.
4,043 41,510
Amano Corp.
1,000 29,544
ANA Holdings, Inc.
1,200 23,760
As One Corp.
300 4,649
Asahi Group Holdings Ltd.
3,376 44,594
Asahi Intecc Co. Ltd.
216 3,358
Asahi Kasei Corp.
9,919 69,807
Asics Corp.
300 7,241
Number
of Shares Value $
Azbil Corp.
7,752 68,282
Bandai Namco Holdings, Inc.
3,500 111,480
Bic Camera, Inc.
6,200 64,559
BIPROGY, Inc.
900 36,400
Bridgestone Corp.
2,124 91,484
Brother Industries Ltd.
3,842 65,793
Calbee, Inc.
480 9,469
Canon Marketing Japan, Inc.
1,800 66,888
Canon, Inc.
4,322 132,750
Capcom Co. Ltd.
1,716 51,137
Casio Computer Co. Ltd.
1,700 12,282
Central Japan Railway Co.
1,055 23,111
Chiba Bank Ltd.
700 6,374
Chubu Electric Power Co., Inc.
3,431 42,039
Chugai Pharmaceutical Co. Ltd.
500 26,276
Chugin Financial Group, Inc.
536 6,497
Chugoku Electric Power Co., Inc.
2,383 11,702
Coca-Cola Bottlers Japan
Holdings, Inc.
1,000 16,508
COMSYS Holdings Corp.
2,934 67,507
Concordia Financial Group Ltd.
1,100 7,067
Cosmo Energy Holdings Co. Ltd.
500 21,148
Cosmos Pharmaceutical Corp.
620 37,949
Credit Saison Co. Ltd.
300 8,200
CyberAgent, Inc.
2,500 25,382
Dai Nippon Printing Co. Ltd.
5,714 84,406
Daicel Corp.
2,527 21,611
Daido Steel Co. Ltd.
375 2,537
Daifuku Co. Ltd.
1,278 34,258
Dai-ichi Life Holdings, Inc.
2,500 19,552
Daiichi Sankyo Co. Ltd.
100 2,663
Daikin Industries Ltd.
170 19,540
Daito Trust Construction Co. Ltd.
848 95,440
Daiwa House Industry Co. Ltd.
3,802 128,345
Daiwa House REIT Investment
Corp. REIT
6 9,975
Daiwa Office Investment Corp.
REIT
5 10,447
Daiwa Securities Group, Inc.
1,900 12,892
Daiwa Securities Living
Investments Corp. REIT
10 6,521
Denka Co. Ltd.
1,000 14,252
Denso Corp.
684 9,298
Dentsu Soken, Inc.
300 14,159
Dexerials Corp.
600 8,782
DIC Corp.
3,100 64,043
Disco Corp.
26 5,923
Dowa Holdings Co. Ltd.
800 25,437
East Japan Railway Co.
3,300 69,296
Ebara Corp.
2,000 32,246
Electric Power Development
Co. Ltd.
2,476 41,586
ENEOS Holdings, Inc.
48,320 229,520

6 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
EXEO Group, Inc.
5,744 73,265
Ezaki Glico Co. Ltd.
700 22,505
FANUC Corp.
1,380 36,993
Fast Retailing Co. Ltd.
41 13,738
Food & Life Cos. Ltd.
400 17,148
FP Corp.
1,100 22,420
Frontier Real Estate Investment
Corp. REIT
23 13,134
Fuji Electric Co. Ltd.
188 8,376
Fuji Media Holdings, Inc.
800 15,923
FUJI OIL CO. LTD.
400 8,208
FUJIFILM Holdings Corp.
1,753 39,896
Fujitec Co. Ltd.
2,100 83,828
Fujitsu Ltd.
4,760 109,454
Fukuoka Financial Group, Inc.
200 5,486
Furukawa Electric Co. Ltd.
200 9,533
GLP J REIT
20 17,617
GMO internet group, Inc.
300 7,295
Goldwin, Inc.
100 5,739
GS Yuasa Corp.
338 6,186
Gunma Bank Ltd.
900 7,447
Hakuhodo DY Holdings, Inc.
669 5,255
Hankyu Hanshin Holdings, Inc.
967 26,036
Haseko Corp.
6,697 97,419
Heiwa Corp.
800 11,615
Hikari Tsushin, Inc.
196 53,437
Hirogin Holdings, Inc.
1,200 10,391
Hirose Electric Co. Ltd.
591 69,587
Hisamitsu Pharmaceutical Co.,
Inc.
800 22,781
Hitachi Construction Machinery
Co. Ltd.
400 12,206
Hitachi Ltd.
1,430 40,097
Honda Motor Co. Ltd.
1,935 19,686
Horiba Ltd.
107 7,668
Hoshizaki Corp.
1,526 57,055
House Foods Group, Inc.
1,257 23,882
Hoya Corp.
214 25,383
Hulic Co. Ltd.
5,548 56,212
Idemitsu Kosan Co. Ltd.
10,525 64,297
Iida Group Holdings Co. Ltd.
900 12,649
Industrial & Infrastructure Fund
Investment Corp. REIT
13 10,631
INFRONEER Holdings, Inc.
84 686
Inpex Corp.
3,099 41,912
Internet Initiative Japan, Inc.
600 11,576
Invincible Investment Corp. REIT
32 13,594
Isetan Mitsukoshi Holdings Ltd.
800 12,197
Isuzu Motors Ltd.
5,800 78,763
Ito En Ltd.
300 6,580
ITOCHU Corp.
1,036 55,571
Itoham Yonekyu Holdings, Inc.
760 26,440
Number
of Shares Value $
Iwatani Corp.
900 9,300
Iyogin Holdings, Inc.
1,200 13,090
Izumi Co. Ltd.
500 11,373
J. Front Retailing Co. Ltd.
2,165 30,503
Japan Airlines Co. Ltd.
1,400 28,360
Japan Airport Terminal Co. Ltd.
200 6,201
Japan Hotel REIT Investment
Corp. REIT
20 10,354
Japan Logistics Fund, Inc. REIT
20 12,696
Japan Metropolitan Fund Invest
REIT
20 13,666
Japan Post Holdings Co. Ltd.
500 4,905
Japan Post Insurance Co. Ltd.
400 8,804
Japan Prime Realty Investment
Corp. REIT
11 27,406
Japan Real Estate Investment
Corp. REIT
49 39,731
Japan Steel Works Ltd.
400 19,014
Japan Tobacco, Inc.
1,164 35,801
JFE Holdings, Inc.
1,000 11,861
JGC Holdings Corp.
700 5,901
JTEKT Corp.
1,200 9,447
Justsystems Corp.
300 7,162
Kagome Co. Ltd.
265 5,469
Kajima Corp.
4,000 98,798
Kakaku.com, Inc.
800 13,683
Kamigumi Co. Ltd.
2,532 70,225
Kandenko Co. Ltd.
3,692 76,260
Kaneka Corp.
1,222 33,248
Kansai Electric Power Co., Inc.
5,611 63,811
Kansai Paint Co. Ltd.
4,488 63,932
Kao Corp.
2,653 121,458
Kawasaki Heavy Industries Ltd.
91 6,404
KDDI Corp.
6,058 104,917
KDX Realty Investment Corp.
REIT
88 92,516
Keihan Holdings Co. Ltd.
800 17,425
Keikyu Corp.
9,800 100,652
Keio Corp.
500 12,145
Keisei Electric Railway Co. Ltd.
1,200 11,518
Kewpie Corp.
2,759 65,105
Keyence Corp.
22 9,261
Kikkoman Corp.
930 8,524
Kinden Corp.
4,100 111,269
Kintetsu Group Holdings Co. Ltd.
900 17,695
Kirin Holdings Co. Ltd.
1,812 26,019
Kobayashi Pharmaceutical Co.
Ltd.
200 7,302
Kobe Bussan Co. Ltd.
300 9,460
Kobe Steel Ltd.
1,200 13,834
Koei Tecmo Holdings Co. Ltd.
1,100 18,235
Koito Manufacturing Co. Ltd.
3,300 41,795
Kokuyo Co. Ltd.
4,100 86,720

DBX ETF Trust | 7
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Komatsu Ltd.
3,170 97,146
Konami Group Corp.
432 58,844
Konica Minolta, Inc. *
1,200 3,663
Kose Corp.
100 4,012
Kotobuki Spirits Co. Ltd.
400 6,466
K's Holdings Corp.
6,211 59,745
Kubota Corp.
2,500 28,821
Kuraray Co. Ltd.
10,081 128,200
Kurita Water Industries Ltd.
428 16,038
Kusuri no Aoki Holdings Co. Ltd.
300 7,350
Kyocera Corp.
3,288 40,139
Kyowa Kirin Co. Ltd.
200 3,262
Kyudenko Corp.
399 14,694
Kyushu Electric Power Co., Inc.
10,764 92,538
Kyushu Railway Co.
1,200 32,192
LaSalle Logiport REIT
10 9,307
Lion Corp.
8,406 91,054
Lixil Corp.
1,111 12,512
LY Corp.
1,200 4,341
Mabuchi Motor Co. Ltd.
1,200 18,051
Makita Corp.
2,500 77,030
Marubeni Corp.
691 14,103
Marui Group Co. Ltd.
879 17,992
Maruichi Steel Tube Ltd.
1,250 30,121
Maruwa Co. Ltd./Aichi
55 13,390
MatsukiyoCocokara & Co.
2,991 60,444
Mazda Motor Corp.
800 5,061
McDonald's Holdings Co. Japan
Ltd.
700 29,641
Mebuki Financial Group, Inc.
1,600 7,893
Medipal Holdings Corp.
7,351 114,956
MEIJI Holdings Co. Ltd.
3,238 72,369
MINEBEA MITSUMI, Inc.
371 5,228
MISUMI Group, Inc.
3,840 50,949
Mitsubishi Chemical Group
Corp.
8,402 44,870
Mitsubishi Corp.
408 8,299
Mitsubishi Electric Corp.
4,974 100,104
Mitsubishi Estate Co. Ltd.
1,200 21,963
Mitsubishi Gas Chemical Co.,
Inc.
2,667 41,097
Mitsubishi HC Capital, Inc.
1,350 9,903
Mitsubishi Heavy Industries Ltd.
1,830 42,511
Mitsubishi Logistics Corp.
2,500 20,228
Mitsubishi Materials Corp.
500 7,816
Mitsubishi Motors Corp.
1,500 4,529
Mitsui & Co. Ltd.
750 15,744
Mitsui Chemicals, Inc.
800 18,213
Mitsui Fudosan Co. Ltd.
1,400 13,486
Mitsui Fudosan Logistics Park,
Inc. REIT
8 5,633
Mitsui Mining & Smelting Co.
Ltd.
1,100 37,735
Number
of Shares Value $
Mitsui OSK Lines Ltd.
874 31,042
Miura Co. Ltd.
1,400 29,515
Mizuho Financial Group, Inc.
80 2,219
MonotaRO Co. Ltd.
700 14,466
Mori Hills REIT Investment Corp.
REIT
12 10,861
Morinaga & Co. Ltd.
1,800 29,783
Morinaga Milk Industry Co. Ltd.
1,700 39,032
MS&AD Insurance Group
Holdings, Inc.
1,600 38,321
Murata Manufacturing Co. Ltd.
2,551 37,692
Nabtesco Corp.
1,000 16,553
Nagase & Co. Ltd.
3,765 71,650
Nagoya Railroad Co. Ltd.
1,200 13,543
Nankai Electric Railway Co. Ltd.
718 10,860
NEC Corp.
3,540 92,858
Nexon Co. Ltd.
300 5,431
NGK Insulators Ltd.
3,577 44,695
NH Foods Ltd.
900 31,704
NHK Spring Co. Ltd.
6,400 71,121
Nichias Corp.
1,800 62,410
Nichirei Corp.
1,300 16,762
Nidec Corp.
1,300 25,316
Nifco, Inc.
1,261 30,298
Nihon Kohden Corp.
1,700 20,246
Nikon Corp.
600 6,067
Nintendo Co. Ltd.
950 77,919
Nippon Accommodations Fund,
Inc. REIT
11 8,759
Nippon Building Fund, Inc. REIT
43 39,217
Nippon Electric Glass Co. Ltd.
1,200 28,791
NIPPON EXPRESS HOLDINGS,
Inc.
6,508 120,761
Nippon Kayaku Co. Ltd.
2,900 26,228
Nippon Paint Holdings Co. Ltd.
200 1,510
Nippon Prologis REIT, Inc. REIT
18 9,605
Nippon Sanso Holdings Corp.
559 20,052
Nippon Shinyaku Co. Ltd.
300 7,404
Nippon Shokubai Co. Ltd.
5,200 59,858
Nippon Steel Corp.
2,513 50,645
Nippon Telegraph & Telephone
Corp.
10,575 11,755
Nippon Television Holdings, Inc.
1,000 22,710
Nippon Yusen KK
1,100 40,182
Nipro Corp.
1,000 8,791
Nissan Chemical Corp.
483 14,554
Nissan Motor Co. Ltd. *
1,000 2,557
Nisshin Seifun Group, Inc.
1,278 15,415
Nissin Foods Holdings Co. Ltd.
552 11,714
Niterra Co. Ltd.
1,702 54,895
Nitori Holdings Co. Ltd.
81 8,067
Nitto Denko Corp.
5,151 94,438
NOF Corp.
3,621 64,242

8 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
NOK Corp.
3,400 49,965
Nomura Holdings, Inc.
1,200 7,387
Nomura Real Estate Holdings,
Inc.
5,330 31,313
Nomura Real Estate Master
Fund, Inc. REIT
21 21,059
Nomura Research Institute Ltd.
1,400 54,120
NS Solutions Corp.
800 21,456
NSK Ltd.
800 3,603
NTT Data Group Corp.
900 24,887
Obayashi Corp.
4,162 62,894
OBIC Business Consultants Co.
Ltd.
300 17,075
Obic Co. Ltd.
975 35,589
Odakyu Electric Railway Co. Ltd.
400 4,449
Oji Holdings Corp.
20,488 97,233
OKUMA Corp.
600 15,240
Olympus Corp.
2,000 25,711
Ono Pharmaceutical Co. Ltd.
2,077 22,534
Open House Group Co. Ltd.
2,380 103,005
Oracle Corp.
200 23,417
Organo Corp.
200 10,770
Oriental Land Co. Ltd.
190 4,231
ORIX Corp.
1,936 41,136
Orix JREIT, Inc. REIT
25 31,013
Osaka Gas Co. Ltd.
5,829 148,376
Otsuka Corp.
1,916 39,377
Otsuka Holdings Co. Ltd.
2,834 144,356
PALTAC Corp.
1,182 34,306
Pan Pacific International
Holdings Corp.
899 29,525
Panasonic Holdings Corp.
7,272 84,062
Park24 Co. Ltd.
800 11,141
Persol Holdings Co. Ltd.
40,390 75,548
Pola Orbis Holdings, Inc.
400 3,802
Rakuten Group, Inc. *
2,100 11,622
Recruit Holdings Co. Ltd.
457 27,519
Rengo Co. Ltd.
1,212 6,255
Resona Holdings, Inc.
1,000 8,867
Resonac Holdings Corp.
1,500 33,068
Resorttrust, Inc.
3,100 35,115
Ricoh Co. Ltd.
2,800 26,206
Rinnai Corp.
1,751 43,746
Rohto Pharmaceutical Co. Ltd.
322 4,545
Ryohin Keikaku Co. Ltd.
1,500 57,590
Sankyo Co. Ltd.
7,145 124,633
Sankyu, Inc.
1,200 57,757
Sanrio Co. Ltd.
200 8,790
Santen Pharmaceutical Co. Ltd.
6,600 73,321
Sanwa Holdings Corp.
4,100 141,701
Sapporo Holdings Ltd.
200 10,197
SBI Holdings, Inc.
700 21,292
Number
of Shares Value $
SCSK Corp.
1,900 57,818
Secom Co. Ltd.
1,947 71,082
Sega Sammy Holdings, Inc.
2,500 47,308
Seibu Holdings, Inc.
600 15,863
Seiko Epson Corp.
3,351 44,043
Seino Holdings Co. Ltd.
4,100 61,587
Sekisui Chemical Co. Ltd.
10,001 173,967
Sekisui House Ltd.
1,636 37,222
Sekisui House Reit, Inc. REIT
73 39,006
Seven & i Holdings Co. Ltd.
1,800 27,144
Seven Bank Ltd.
2,400 4,606
SG Holdings Co. Ltd.
1,160 11,299
Sharp Corp. *
800 4,103
Shikoku Electric Power Co., Inc.
4,400 35,723
Shimadzu Corp.
1,196 28,952
Shimamura Co. Ltd.
727 50,408
Shimano, Inc.
162 23,088
Shimizu Corp.
2,646 29,129
Shin-Etsu Chemical Co. Ltd.
435 13,991
Shionogi & Co. Ltd.
2,800 46,727
Ship Healthcare Holdings, Inc.
1,200 15,502
Shizuoka Financial Group, Inc.
700 8,201
SHO-BOND Holdings Co. Ltd.
349 11,847
Skylark Holdings Co. Ltd. *
2,460 54,265
SMC Corp.
18 6,755
SoftBank Corp.
32,950 50,557
Sohgo Security Services Co. Ltd.
16,835 117,021
Sojitz Corp.
1,020 25,222
Sompo Holdings, Inc.
4,100 124,652
Sony Group Corp.
865 22,840
Sotetsu Holdings, Inc.
200 2,984
Square Enix Holdings Co. Ltd.
600 37,735
Stanley Electric Co. Ltd.
2,231 42,983
Subaru Corp.
3,764 69,883
Sugi Holdings Co. Ltd.
1,505 33,042
Sumitomo Bakelite Co. Ltd.
400 10,933
Sumitomo Chemical Co. Ltd.
3,900 9,373
Sumitomo Corp.
2,132 54,698
Sumitomo Electric Industries
Ltd.
7,726 162,557
Sumitomo Forestry Co. Ltd.
383 11,172
Sumitomo Heavy Industries Ltd.
149 3,134
Sumitomo Metal Mining Co. Ltd.
269 6,187
Sumitomo Mitsui Financial
Group, Inc.
300 7,693
Sumitomo Mitsui Trust Holdings,
Inc.
300 8,156
Sumitomo Realty &
Development Co. Ltd.
871 33,531
Sumitomo Rubber Industries
Ltd.
2,100 26,204
Sundrug Co. Ltd.
688 21,413
Suntory Beverage & Food Ltd.
1,074 34,916

DBX ETF Trust | 9
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Suzuken Co. Ltd.
2,784 102,508
Suzuki Motor Corp.
3,968 50,942
Sysmex Corp.
1,181 19,909
T&D Holdings, Inc.
600 13,780
Taiheiyo Cement Corp.
3,600 92,535
Taisei Corp.
634 35,383
Takara Holdings, Inc.
1,400 12,395
Takasago Thermal Engineering
Co. Ltd.
300 13,826
Takashimaya Co. Ltd.
2,300 18,386
Takeda Pharmaceutical Co. Ltd.
100 2,990
TBS Holdings, Inc.
200 6,417
TDK Corp.
4,550 50,452
TechnoPro Holdings, Inc.
887 24,244
Teijin Ltd.
3,320 26,678
Terumo Corp.
432 7,967
THK Co. Ltd.
500 13,711
TIS, Inc.
2,800 92,133
Tobu Railway Co. Ltd.
500 8,845
Toda Corp.
3,900 24,195
Toho Co. Ltd.
1,259 66,442
Toho Gas Co. Ltd.
1,400 39,130
Tohoku Electric Power Co., Inc.
6,519 45,314
Tokai Carbon Co. Ltd.
1,000 7,187
Tokio Marine Holdings, Inc.
800 33,886
Tokyo Gas Co. Ltd.
3,959 132,932
Tokyo Ohka Kogyo Co. Ltd.
500 12,973
Tokyo Tatemono Co. Ltd.
2,700 48,070
Tokyu Corp.
1,300 15,784
Tokyu Fudosan Holdings Corp.
2,422 17,725
Tomy Co. Ltd.
2,000 42,482
TOPPAN Holdings, Inc.
4,865 129,805
Toray Industries, Inc.
9,900 68,479
Toridoll Holdings Corp.
100 2,873
Tosoh Corp.
7,341 108,796
TOTO Ltd.
1,480 37,981
Toyo Seikan Group Holdings Ltd.
1,521 29,878
Toyo Suisan Kaisha Ltd.
1,185 78,756
Toyo Tire Corp.
1,600 33,232
Toyoda Gosei Co. Ltd.
1,284 24,969
Toyota Boshoku Corp.
1,100 15,704
Toyota Motor Corp.
300 5,757
Toyota Tsusho Corp.
769 16,361
Trend Micro, Inc.
994 74,570
TS Tech Co. Ltd.
1,758 19,664
Tsuruha Holdings, Inc.
513 40,192
UBE Corp.
1,093 17,142
Unicharm Corp.
1,131 8,994
United Urban Investment Corp.
REIT
12 12,574
Ushio, Inc.
1,101 13,624
USS Co. Ltd.
6,900 74,836
Number
of Shares Value $
Welcia Holdings Co. Ltd.
1,000 17,721
West Japan Railway Co.
3,000 64,846
Workman Co. Ltd.
400 15,274
Yakult Honsha Co. Ltd.
1,400 28,321
Yamada Holdings Co. Ltd.
8,257 24,795
Yamaguchi Financial Group, Inc.
500 5,316
Yamaha Corp.
3,900 27,312
Yamaha Motor Co. Ltd.
3,500 26,924
Yamato Holdings Co. Ltd.
4,600 63,854
Yamato Kogyo Co. Ltd.
900 53,347
Yamazaki Baking Co. Ltd.
353 7,963
Yaoko Co. Ltd.
357 23,182
Yaskawa Electric Corp.
300 7,094
Yokogawa Electric Corp.
1,500 36,893
Yokohama Rubber Co. Ltd.
700 17,668
Zenkoku Hosho Co. Ltd.
2,176 48,196
Zensho Holdings Co. Ltd.
100 5,474
Zeon Corp.
7,359 74,179
ZOZO, Inc.
1,800 19,510
(Cost $13,364,995)
14,994,596
Luxembourg — 0.2%
ArcelorMittal SA
863 26,178
CVC Capital Partners PLC, 144A
432 8,028
Eurofins Scientific SE
430 28,675
RTL Group SA
722 27,663
Tenaris SA
931 15,611
(Cost $101,877)
106,155
Mexico — 0.0%
Fresnillo PLC
(Cost $11,582)
974 15,276
Netherlands — 2.4%
Aalberts NV
355 12,389
ABN AMRO Bank NV, 144A
443 11,451
Akzo Nobel NV
611 41,591
ASM International NV
12 6,534
ASR Nederland NV
376 24,109
BE Semiconductor Industries NV
22 2,661
CTP NV, 144A
2,055 39,100
Euronext NV, 144A
77 12,535
EXOR NV
734 70,662
Ferrovial SE
1,520 77,375
Heineken Holding NV
738 57,474
Heineken NV
208 18,517
IMCD NV
69 9,361
ING Groep NV
787 16,690
JDE Peet's NV
743 20,429
Koninklijke Ahold Delhaize NV
8,279 349,445
Koninklijke KPN NV
38,385 180,320
Koninklijke Philips NV
729 16,759
Koninklijke Vopak NV
1,334 61,122

10 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
NN Group NV
318 20,007
Prosus NV *
68 3,489
QIAGEN NV *
672 30,325
Randstad NV
313 13,133
Universal Music Group NV
414 13,235
Wolters Kluwer NV
737 130,773
(Cost $1,011,296)
1,239,486
New Zealand — 0.7%
Air New Zealand Ltd.
20,097 7,199
Auckland International Airport
Ltd.
5,320 23,981
Contact Energy Ltd.
16,192 88,554
Fisher & Paykel Healthcare Corp.
Ltd.
5,193 113,168
Fletcher Building Ltd. *
1,066 1,998
Infratil Ltd.
6,209 39,091
Mainfreight Ltd.
307 12,886
Mercury NZ Ltd.
6,478 22,858
Meridian Energy Ltd.
4,436 14,540
Ryman Healthcare Ltd. *
3,086 3,869
Spark New Zealand Ltd.
5,364 7,142
Xero Ltd. *
273 32,378
(Cost $338,845)
367,664
Norway — 1.5%
Aker ASA, Class A
159 9,353
Aker BP ASA
1,229 28,268
DNB Bank ASA
1,475 39,455
Equinor ASA
1,474 34,552
Gjensidige Forsikring ASA
1,352 34,193
Kongsberg Gruppen ASA
412 72,503
Mowi ASA
2,972 55,442
Norsk Hydro ASA
7,885 43,187
Orkla ASA
18,289 206,927
Salmar ASA
135 6,012
Telenor ASA
8,742 133,990
Var Energi ASA
7,173 20,802
Vend Marketplaces ASA
1,018 33,996
Vend Marketplaces ASA, Class B
1,170 37,102
Yara International ASA
620 22,210
(Cost $680,766)
777,992
Poland — 0.4%
Bank Polska Kasa Opieki SA
463 22,788
Dino Polska SA, 144A *
283 41,537
KGHM Polska Miedz SA
314 10,306
LPP SA
1 3,851
ORLEN SA
2,851 55,991
Powszechna Kasa Oszczednosci
Bank Polski SA
902 18,134
Powszechny Zaklad Ubezpieczen
SA
3,172 51,825
Number
of Shares Value $
Santander Bank Polska SA
69 9,225
(Cost $152,944)
213,657
Portugal — 0.3%
Banco Comercial Portugues SA,
Class R
7,502 5,842
EDP SA
4,873 19,418
Galp Energia SGPS SA
988 15,753
Jeronimo Martins SGPS SA
4,154 104,503
(Cost $130,091)
145,516
Russia — 0.0%
Evraz PLC * (c)
(Cost $35,071)
4,559 0
Singapore — 3.1%
BOC Aviation Ltd., 144A
2,061 16,677
CapitaLand Ascendas REIT
37,636 77,338
CapitaLand Ascott Trust (a)
30,055 19,926
CapitaLand Integrated
Commercial Trust REIT
47,354 76,745
CapitaLand Investment Ltd.
5,200 10,161
City Developments Ltd.
800 3,002
ComfortDelGro Corp. Ltd.
88,244 97,167
DBS Group Holdings Ltd.
1,788 62,003
Frasers Logistics & Commercial
Trust REIT
15,200 9,370
Genting Singapore Ltd.
59,700 31,942
Jardine Cycle & Carriage Ltd.
1,910 36,212
Keppel REIT
9,872 6,507
Keppel DC REIT
59,160 100,466
Keppel Ltd.
10,862 57,191
Mapletree Industrial Trust REIT
5,513 8,251
Mapletree Logistics Trust REIT
15,167 13,055
Mapletree Pan Asia Commercial
Trust REIT
28,591 26,161
NETLINK NBN TRUST
50,500 33,873
Oversea-Chinese Banking Corp.
Ltd.
4,762 59,931
SATS Ltd.
21,100 50,558
Sembcorp Industries Ltd.
6,353 32,612
SIA Engineering Co. Ltd.
4,900 10,259
Singapore Airlines Ltd.
15,800 87,356
Singapore Exchange Ltd.
18,380 199,820
Singapore Technologies
Engineering Ltd.
28,928 175,416
Singapore Telecommunications
Ltd.
23,166 68,442
StarHub Ltd.
20,300 17,945
Suntec Real Estate Investment
Trust REIT
15,000 13,144
United Overseas Bank Ltd.
2,300 63,154
UOL Group Ltd.
3,829 16,954
Venture Corp. Ltd.
7,762 66,629

DBX ETF Trust | 11
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Wilmar International Ltd.
13,700 32,401
(Cost $1,393,210)
1,580,668
South Korea — 3.6%
BGF retail Co. Ltd.
165 12,258
BNK Financial Group, Inc.
5,698 45,677
Cheil Worldwide, Inc.
2,951 39,270
CJ CheilJedang Corp.
65 10,906
CJ Corp.
152 15,016
CJ Logistics Corp.
42 2,448
Coway Co. Ltd.
601 38,725
DB Insurance Co. Ltd.
620 45,162
Dongsuh Cos., Inc.
143 2,695
Doosan Bobcat, Inc.
134 4,565
E-MART, Inc.
378 25,014
F&F Co. Ltd. / New
114 6,238
GS Engineering & Construction
Corp.
744 12,214
GS Holdings Corp.
499 15,751
GS Retail Co. Ltd.
405 4,503
Hana Financial Group, Inc.
698 36,779
Hankook Tire & Technology Co.
Ltd.
370 10,325
Hanwha Corp.
94 5,144
Hanwha Vision Co. Ltd. *
475 17,937
HD Hyundai Co. Ltd.
663 53,676
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
242 55,514
Hite Jinro Co. Ltd.
481 7,042
HL Mando Co. Ltd.
309 7,548
Hyundai Engineering &
Construction Co. Ltd.
1,154 53,363
Hyundai Glovis Co. Ltd.
775 63,699
Hyundai Marine & Fire Insurance
Co. Ltd. *
159 2,806
Hyundai Mobis Co. Ltd.
434 79,584
Hyundai Motor Co.
47 6,312
Hyundai Steel Co.
258 5,273
iM Financial Group Co. Ltd.
2,130 17,244
Industrial Bank of Korea
1,766 20,147
Kangwon Land, Inc.
1,776 21,935
KB Financial Group, Inc.
576 43,543
KCC Corp.
24 5,349
Kia Corp.
420 27,215
Korea Electric Power Corp.
810 17,818
Korea Investment Holdings Co.
Ltd.
347 27,162
Korean Air Lines Co. Ltd.
3,550 57,893
Krafton, Inc. *
17 4,547
KT&G Corp.
2,013 175,373
LG Corp.
222 11,424
LG Display Co. Ltd. *
1,577 9,841
LG Electronics, Inc.
292 15,048
LG H&H Co. Ltd.
55 12,996
Number
of Shares Value $
LG Innotek Co. Ltd.
50 5,251
LG Uplus Corp.
9,192 85,278
Lotte Shopping Co. Ltd.
52 3,038
Meritz Financial Group, Inc.
30 2,429
Mirae Asset Securities Co. Ltd.
2,271 25,595
Misto Holdings Corp.
321 8,387
NAVER Corp.
142 19,298
NH Investment & Securities Co.
Ltd.
589 7,360
NongShim Co. Ltd.
75 23,049
Orion Corp.
474 37,928
Otoki Corp.
65 18,750
POSCO Holdings, Inc.
32 5,798
S-1 Corp.
811 38,913
Samsung Biologics Co. Ltd.,
144A *
10 7,480
Samsung C&T Corp.
533 57,870
Samsung Card Co. Ltd.
711 22,262
Samsung Electro-Mechanics
Co. Ltd.
300 26,571
Samsung Electronics Co. Ltd.
131 5,336
Samsung Fire & Marine
Insurance Co. Ltd.
105 30,784
Samsung Life Insurance Co. Ltd.
109 7,813
Samsung SDS Co. Ltd.
167 15,760
Samsung Securities Co. Ltd.
1,051 46,086
Shinhan Financial Group Co. Ltd.
967 40,721
SK Hynix, Inc.
399 59,140
SK, Inc.
55 6,526
S-Oil Corp.
119 4,692
Woori Financial Group, Inc.
5,624 78,549
Yuhan Corp.
88 6,652
(Cost $1,436,161)
1,850,295
Spain — 1.8%
Acciona SA
287 46,266
ACS Actividades de
Construccion y Servicios SA
2,541 166,878
Aena SME SA, 144A
213 57,309
Amadeus IT Group SA
654 54,481
Banco Bilbao Vizcaya Argentaria
SA
266 3,989
Banco Santander SA
1,251 9,985
Bankinter SA
1,678 21,602
CaixaBank SA
1,539 13,083
Cellnex Telecom SA, 144A *
273 10,451
Corp ACCIONA Energias
Renovables SA
237 5,182
Endesa SA
3,238 98,809
Iberdrola SA
4,606 84,082
Industria de Diseno Textil SA
193 10,456
Mapfre SA
11,057 41,875
Merlin Properties Socimi SA
REIT
1,018 12,597

12 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Naturgy Energy Group SA
1,169 34,531
Redeia Corp. SA
3,801 78,535
Repsol SA
3,067 41,277
Telefonica SA
29,435 157,457
(Cost $767,544)
948,845
Sweden — 4.5%
AAK AB
2,443 68,064
AddTech AB, Class B
1,077 36,935
Alfa Laval AB
1,647 69,910
Assa Abloy AB, Class B
1,859 58,819
Atlas Copco AB, Class A
1,391 22,288
Atlas Copco AB, Class B
801 11,387
Axfood AB
295 8,594
Beijer Ref AB
521 7,675
Boliden AB *
6,130 191,400
Castellum AB
430 5,327
Epiroc AB, Class A
1,543 34,459
Epiroc AB, Class B
1,024 19,990
EQT AB
150 4,382
Essity AB, Class B
6,843 199,698
Getinge AB, Class B
637 12,269
H & M Hennes & Mauritz AB,
Class B
973 13,909
Hexagon AB, Class B
2,317 23,303
Holmen AB, Class B
1,287 53,061
Industrivarden AB, Class A
1,245 45,030
Industrivarden AB, Class C
1,576 56,822
Indutrade AB
839 22,694
Investment AB Latour, Class B
347 9,133
Investor AB, Class A
754 22,122
Investor AB, Class B
3,083 90,581
L E Lundbergforetagen AB,
Class B
212 10,806
Lifco AB, Class B
760 30,891
Saab AB, Class B
400 20,179
Sagax AB, Class B
365 7,973
Sagax AB, Class D
5,517 19,242
Sandvik AB
1,781 38,828
Securitas AB, Class B
10,102 149,085
Skandinaviska Enskilda Banken
AB, Class A
897 14,938
Skanska AB, Class B
6,030 143,076
SKF AB, Class B
847 18,589
SSAB AB, Class A
1,129 6,792
SSAB AB, Class B
2,910 17,239
Svenska Cellulosa AB SCA,
Class B
2,391 32,274
Svenska Handelsbanken AB,
Class A
968 12,905
Sweco AB, Class B
1,885 32,676
Swedbank AB, Class A
1,293 34,933
Swedish Orphan Biovitrum AB *
687 20,971
Number
of Shares Value $
Tele2 AB, Class B
13,099 195,634
Telefonaktiebolaget LM Ericsson,
Class B
21,330 180,945
Telia Co. AB
36,100 139,214
Trelleborg AB, Class B
1,133 41,428
Volvo AB, Class A
178 4,937
Volvo AB, Class B
1,650 45,678
(Cost $2,013,256)
2,307,085
Switzerland — 4.2%
ABB Ltd.
1,074 60,841
Adecco Group AG
340 9,519
Alcon, Inc.
524 45,094
Baloise Holding AG
34 8,078
Banque Cantonale Vaudoise
29 3,361
Belimo Holding AG
108 104,378
BKW AG
273 57,454
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
5 80,519
Cie Financiere Richemont SA,
Class A
60 11,309
Clariant AG *
3,555 40,135
Coca-Cola HBC AG *
2,940 153,118
DKSH Holding AG
884 69,080
DSM-Firmenich AG
264 29,377
Emmi AG
18 18,317
EMS-Chemie Holding AG
41 31,191
Flughafen Zurich AG
253 70,214
Galderma Group AG
50 6,555
Geberit AG
163 121,623
Georg Fischer AG
436 34,867
Givaudan SA
8 40,197
Glencore PLC *
2,299 8,786
Helvetia Holding AG
69 16,361
Holcim AG *
1,063 117,770
Julius Baer Group Ltd.
298 19,631
Kuehne + Nagel International AG
131 29,507
Logitech International SA
904 75,309
Lonza Group AG
50 34,642
Nestle SA
65 6,939
Novartis AG
299 34,222
Partners Group Holding AG
41 54,996
PSP Swiss Property AG
529 93,173
Roche Holding AG
58 18,744
Sandoz Group AG
1,410 71,620
Schindler Holding AG
107 36,728
Schindler Holding AG
Participation Certificates
194 69,047
SGS SA
834 87,080
SIG Group AG *
2,442 49,937
Sika AG
92 24,603
Sonova Holding AG
163 51,109

DBX ETF Trust | 13
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
STMicroelectronics NV
107 2,685
STMicroelectronics NV, Class Y
108 2,701
Straumann Holding AG
92 11,820
Swatch Group AG — Bearer
72 12,142
Swatch Group AG — Registered
138 4,767
Swiss Life Holding AG
20 19,996
Swiss Prime Site AG
442 62,893
Swiss Re AG
338 59,758
Swisscom AG
67 46,118
Temenos AG
120 8,917
UBS Group AG
342 10,903
VAT Group AG, 144A
24 9,135
Zurich Insurance Group AG
51 35,831
(Cost $1,753,441)
2,183,097
Thailand — 0.1%
Thai Beverage PCL
(Cost $57,700)
147,900 53,903
United Kingdom — 10.9%
3i Group PLC
4,681 257,048
Admiral Group PLC
1,812 81,860
Airtel Africa PLC, 144A
3,690 8,788
Anglo American PLC *
303 9,010
Ashtead Group PLC
289 16,895
Associated British Foods PLC
1,591 44,692
AstraZeneca PLC
77 11,131
Auto Trader Group PLC, 144A
7,170 76,773
Aviva PLC
3,804 31,323
B&M European Value Retail SA
2,192 10,107
BAE Systems PLC
2,457 63,004
Barclays PLC
2,807 12,397
Barratt Redrow PLC
2,127 13,217
Beazley PLC
20,483 260,617
Berkeley Group Holdings PLC
581 33,064
BP PLC
4,342 21,065
British American Tobacco PLC
1,945 87,449
BT Group PLC
58,010 140,383
Bunzl PLC
2,488 79,719
Burberry Group PLC
1,126 15,716
Centrica PLC
30,573 65,287
Coca-Cola Europacific Partners
PLC
452 41,510
Compass Group PLC
2,311 81,185
ConvaTec Group PLC, 144A
5,625 21,983
Croda International PLC
167 6,909
Diageo PLC
577 15,695
Diploma PLC
1,173 74,126
Endeavour Mining PLC
578 17,553
GSK PLC
1,827 37,130
Haleon PLC
17,083 95,351
Halma PLC
2,672 104,713
Hikma Pharmaceuticals PLC
3,093 89,261
Number
of Shares Value $
Howden Joinery Group PLC
4,978 57,766
HSBC Holdings PLC
379 4,463
IMI PLC
2,957 79,275
Imperial Brands PLC
12,602 477,544
Informa PLC
3,131 33,162
InterContinental Hotels Group
PLC
591 67,697
Intermediate Capital Group PLC
1,598 43,229
International Consolidated
Airlines Group SA
1,364 5,998
Intertek Group PLC
1,784 115,142
J Sainsbury PLC
49,881 191,980
Kingfisher PLC
40,748 152,543
Lloyds Banking Group PLC
22,082 22,989
London Stock Exchange Group
PLC
13 1,977
M&G PLC
1,650 5,267
Marks & Spencer Group PLC
22,695 114,586
Mondi PLC
3,059 49,730
National Grid PLC
4,437 62,618
NatWest Group PLC
2,843 20,113
Next PLC
1,022 177,308
Pearson PLC
5,940 93,321
Phoenix Group Holdings PLC
1,585 13,551
Reckitt Benckiser Group PLC
1,886 127,982
RELX PLC
946 50,953
Rentokil Initial PLC
2,129 10,095
Rightmove PLC
7,917 79,561
Rio Tinto PLC
1,735 102,995
RS GROUP PLC
2,390 18,355
Sage Group PLC
5,075 83,427
Schroders PLC
1,755 8,411
Segro PLC REIT
2,021 18,996
Severn Trent PLC
697 25,407
Shell PLC
929 30,687
Smith & Nephew PLC
3,529 51,136
Smiths Group PLC
6,513 189,188
Spirax Group PLC
110 8,478
SSE PLC
6,839 162,412
St. James's Place PLC
444 6,673
Standard Chartered PLC
341 5,325
Taylor Wimpey PLC
12,303 19,835
Tesco PLC
69,838 365,419
Unilever PLC
723 45,893
UNITE Group PLC REIT
4,478 51,994
United Utilities Group PLC
3,795 59,929
Vodafone Group PLC
128,871 133,609
Weir Group PLC
1,346 44,036
Whitbread PLC
711 27,748
Wise PLC, Class A *
833 12,346
WPP PLC
15,314 123,786
(Cost $4,443,215)
5,579,896

14 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
United States — 0.2%
Brookfield Asset Management
Ltd., Class A
1,689 94,845
GQG Partners, Inc. CDI
3,459 4,675
(Cost $58,822)
99,520
TOTAL COMMON STOCKS
(Cost $42,558,060)
50,185,369
PREFERRED STOCKS — 0.4%
Germany — 0.3%
Bayerische Motoren Werke AG
50 4,141
FUCHS SE
1,376 69,420
Henkel AG & Co. KGaA
810 64,810
Volkswagen AG
122 13,207
(Cost $139,937)
151,578
South Korea — 0.1%
CJ CheilJedang Corp.
59 5,897
Hanwha Corp.
512 11,114
Hyundai Motor Co.
36 3,854
Samsung Fire & Marine
Insurance Co. Ltd.
36 7,698
(Cost $19,057)
28,563
TOTAL PREFERRED STOCKS
(Cost $158,994)
180,141
Number
of Shares Value $
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(c)
,
expires 3/31/40
(Cost $0)
38 0
EXCHANGE-TRADED FUNDS
— 0.2%
Vanguard FTSE Developed
Markets ETF
(Cost $95,072)
1,800 100,044
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.26% (d)
(Cost $110,542)
110,542 110,542
TOTAL INVESTMENTS — 98.5%
(Cost $42,922,668)
50,576,096
Other assets and liabilities,
net — 1.5%
767,047
NET ASSETS — 100.0%
51,343,143
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (b)
6,546 5,631 (6,389) 2,289 (223) 219 — 284 7,854
DWS Group GmbH & Co. KGaA, 144A (b)
4,948 711 (969) 277 1,990 — — 124 6,957
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (d)(e)
302,690 — (302,690) (f) — — 28 — — —
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.26% (d)
59,667 2,006,846 (1,955,971) — — 3,322 — 110,542 110,542
373,851 2,013,188 (2,266,019) 2,566 1,767 3,569 — 110,950 125,353

DBX ETF Trust | 15
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
At May 31, 2025 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:
At May 31, 2025, open futures contracts purchased were as follows:
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
CDI: Chess Depositary Interests
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds and Cash
Equivalents
Industrials
11,899,920 23 .6
Financials
7,049,970 14 .0
Consumer Staples
6,481,734 12 .9
Consumer Discretionary
5,164,309 10 .3
Materials
4,234,230 8 .4
Communication Services
3,527,655 7 .0
Utilities
3,345,650 6 .6
Information Technology
2,863,683 5 .7
Health Care
2,465,535 4 .9
Real Estate
2,120,320 4 .2
Energy
1,212,504 2 .4
Total
50,365,510 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
EURO STOXX 50 Index
EUR 3 183,693 182,821 6/20/2025 (872)
Micro EURO STOXX 50 Index
EUR 19 114,357 115,787 6/20/2025 1,430
MINI TOPIX Index
JPY 9 164,521 174,486 6/12/2025 9,965
MSCI EAFE Index
USD 2 247,600 260,450 6/20/2025 12,850
S&P/TSX 60 Index Mini
CAD 1 55,298 57,020 6/19/2025 1,722
Total net unrealized appreciation
25,095

16 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2025 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DEEF-PH3
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 50,185,369 $ — $ 0 $ 50,185,369
Preferred Stocks (a)
180,141 — — 180,141
Warrants
— — 0 0
Exchange-Traded Funds
100,044 — — 100,044
Short-Term Investments (a)
110,542 — — 110,542
Derivatives (b)
Futures Contracts
25,967 — — 25,967
TOTAL
$ 50,602,063 $ — $ 0 $ 50,602,063
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (872) $ — $ — $ (872)
TOTAL
$ (872) $ — $ — $ (872)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.